Supplemental Disclosure of Non-cash Financing Activities	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Cash Flow, Supplemental Disclosures [Text Block]

Supplemental disclosure of non-cash financing activities:

During the year ended December 31, 2021, we issued 149,705 shares of common stock upon the cashless exercise of stock purchase warrants and $172,056 of principal and accrued interest related to a note payable was extinguished upon the loan’s forgiveness.